EARNING (LOSS) PER SHARE - Basic and diluted loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss)	¥ (2,597,169)	$ (365,805)	¥ (761,994)	¥ 515,101
Net income attributable to noncontrolling interest	(46,667)	(6,573)	(13,958)	(15,003)
Net income (loss) attributable to the Company	(2,643,836)	(372,378)	(775,952)	500,098
Dividend distribution to perpetual convertible preferred shareholders				(5,831)
Adjusted net income (loss) attributable to ordinary shareholders - Basic	(2,643,836)		(775,952)	494,267
Changes in the fair value of convertible promissory notes	165,930	$ 23,371	(22,626)	(829,149)
Adjusted interest for convertible promissory notes				9,703
Adjusted net loss attributable to ordinary shareholders -Diluted	¥ (2,643,836)		¥ (775,952)	¥ (325,179)
Denominator:
Basic | shares	901,143,138	901,143,138	886,817,620	865,352,554
Weighted average number of shares outstanding - diluted (in shares) | shares	901,143,138	901,143,138	886,817,620	911,591,433
(Loss) earning per share-Basic:
Net (loss) earning | ¥ / shares	¥ (2.93)		¥ (0.87)	¥ 0.57
Basic | (per share)	(2.93)	$ (0.41)	(0.87)	0.57
Loss per share-Diluted:
Net loss | ¥ / shares	(2.93)		(0.87)	(0.36)
Diluted | (per share)	¥ (2.93)	$ (0.41)	¥ (0.87)	¥ (0.36)